Document And Entity Information	Jun. 30, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	Allurion Technologies, Inc.
Entity Central Index Key	0001964979
Entity Emerging Growth Company	true
Entity File Number	001-41767
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	(508)
Local Phone Number	647-4000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Warrants To Purchase 0.00378787 Shares Of Common Stock Each At An Exercise Price Of 3,037.50 Per Share Of Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase 0.00378787 shares of common stock, each at an exercise price of $3,037.50 per share of common stock
Trading Symbol	ALUR WS
Security Exchange Name	NONE
Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ALUR
Security Exchange Name	NONE